Note 8 - Bonds Payable, Loans Payable and Interest - Bonds Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	May 20, 2021
Total Bonds payable, net	$ 160,756	$ 160,679
Series 2021 Bonds [Member]
Series 2021 Bonds Principal	166,340	166,340	$ 166,300
Premium on bonds	249	249	200
Bond proceeds	166,589	166,589
Debt issuance costs	(6,002)	(6,002)	$ (6,000)
Accumulated amortization of debt issuance costs and bond premium	169	92
Total Bonds payable, net	$ 160,756	$ 160,679